SUMMARY OF ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of property, plant and equipment

	June 30, 2014	September 30, 2013
	(unaudited)
Computer equipment	$69,182	$43,555
Lab equipment	832,036	657,735
Furniture	164,997	164,997
Leasehold improvements	248,931	239,337
Total	1,315,146	1,105,624
Accumulated depreciation	665,729	409,629
Property plant and equipment, net	$649,417	$695,995

	September 30,
	2013	2012
Computer equipment	$43,555	$33,464
Lab equipment	657,735	296,904
Furniture	164,997	132,435
Leasehold improvements	239,337	—
Total	1,105,624	462,803
Accumulated depreciation	409,629	251,958
Property and equipment, net	$695,995	$210,845

	2012	2011
Computer equipment	$33,464	$33,464
Lab equipment	296,904	146,101
Furniture	132,435	120,405
Total	462,803	299,970
Accumulated depreciation	251,958	210,862
Property and equipment, net	$210,845	$89,108

Schedule of summary of potential stock issuances under various options, and warrants that could have a dilutive effect on the shares outstanding
	2014	2013
Warrants	240,439	292,106
Employee options	2,073,043	1,614,872
	2,313,482	1,906,978